Employee benefits: variable compensation (Narrative) (Detail 1) shares in Millions	12 Months Ended
	Dec. 31, 2019 CHF (SFr) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares
Equity Participation And Other Compensation Plans [Line Items]
Share delivery obligations | shares	156	156	146
Deferred Contingent Capital Plan
Equity Participation And Other Compensation Plans [Line Items]
Minimum total compensation of employees to whom deferred cash awards are granted | SFr	SFr 300,000
Minimum total compensation of employees (in USD) to whom deferred cash awards are granted | $		$ 300,000
Minimum CET1 capital ratio to trigger a write-down of awards granted under the DCCP for GEB members	10.00%	10.00%
Minimum CET1 capital ratio to trigger a write-down of awards granted under the DCCP for non-GEB members	7.00%	7.00%
Percentage of awards that GEB members forfeit for each year during the vesting period in which UBS does not achieve an adjusted profit before tax	20.00%	20.00%
Description of vesting requirements for non-share-based compensation plans	DCCP awards vest in full after five years, and up to seven years for UK senior management functions, unless there is a trigger event.	DCCP awards vest in full after five years, and up to seven years for UK senior management functions, unless there is a trigger event.
Asset Management EOP
Equity Participation And Other Compensation Plans [Line Items]
Description of other non-share-based compensation plans	In order to align deferred compensation of certain Asset Management employees with the performance of the investment funds they manage, awards are granted to such employees in the form of cash-settled notional investment funds. The amount delivered depends on the value of the underlying investment funds at the time of vesting. The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.	In order to align deferred compensation of certain Asset Management employees with the performance of the investment funds they manage, awards are granted to such employees in the form of cash-settled notional investment funds. The amount delivered depends on the value of the underlying investment funds at the time of vesting. The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.
Financial advisor variable compensation
Equity Participation And Other Compensation Plans [Line Items]
Description of other non-share-based compensation plans	In line with market practice for US wealth management businesses, the compensation for US financial advisors in Global Wealth Management is comprised of production payout and deferred compensation awards. Production payout is primarily based on compensable revenue and is paid monthly. Financial advisors may also qualify for deferred compensation awards, which generally vest over a six-year period. The awards are based on strategic performance measures, including production, length of service with the firm and net new business. Production payout rates and deferred compensation awards may be reduced for, among other things, errors, negligence or carelessness, or a failure to comply with the firm’s rules, standards, practices and policies or applicable laws and regulations.	In line with market practice for US wealth management businesses, the compensation for US financial advisors in Global Wealth Management is comprised of production payout and deferred compensation awards. Production payout is primarily based on compensable revenue and is paid monthly. Financial advisors may also qualify for deferred compensation awards, which generally vest over a six-year period. The awards are based on strategic performance measures, including production, length of service with the firm and net new business. Production payout rates and deferred compensation awards may be reduced for, among other things, errors, negligence or carelessness, or a failure to comply with the firm’s rules, standards, practices and policies or applicable laws and regulations.
Description of vesting requirements for non-share-based compensation plans	vest over a six-year period	vest over a six-year period
Strategic objective awards
Equity Participation And Other Compensation Plans [Line Items]
Description of other non-share-based compensation plans	Strategic objective awards are deferred compensation awards based on strategic performance measures, including production, length of service with the firm and net new business. These awards are granted in the form of both deferred share-based and deferred cash-based awards, with a vesting period of up to six years.	Strategic objective awards are deferred compensation awards based on strategic performance measures, including production, length of service with the firm and net new business. These awards are granted in the form of both deferred share-based and deferred cash-based awards, with a vesting period of up to six years.
Description of vesting requirements for non-share-based compensation plans	These awards are granted in the form of both deferred share-based and deferred cash-based awards, with a vesting period of up to six years.	These awards are granted in the form of both deferred share-based and deferred cash-based awards, with a vesting period of up to six years.
GrowthPlus
Equity Participation And Other Compensation Plans [Line Items]
Description of other non-share-based compensation plans	GrowthPlus is a compensation plan for selected financial advisors whose revenue production and length of service exceeded defined thresholds from 2010 to 2017. Awards were granted in 2010, 2011, 2015 and 2018. The awards are cash-based and are distributed over seven years, with the exception of 2018 awards, which are distributed over five years.	GrowthPlus is a compensation plan for selected financial advisors whose revenue production and length of service exceeded defined thresholds from 2010 to 2017. Awards were granted in 2010, 2011, 2015 and 2018. The awards are cash-based and are distributed over seven years, with the exception of 2018 awards, which are distributed over five years.
Awards distribution period for non-2018 arrangements	7 years	7 years
Awards distribution period for 2018 arrangements	5 years	5 years
PartnerPlus
Equity Participation And Other Compensation Plans [Line Items]
Description of other non-share-based compensation plans	Through performance year 2016, financial advisor strategic objective awards were partly granted under the PartnerPlus deferred cash plan. In addition to such granted awards (UBS company contributions), participants were allowed to voluntarily contribute additional amounts otherwise payable as production payout up to a certain percentage, which vested upon contribution. Company contributions and voluntary contributions were credited with interest in accordance with the terms of the plan. Rather than being credited with interest, a participant could elect to have voluntary contributions, along with vested company contributions, credited with notional earnings based on the performance of various mutual funds. Company contributions and interest on both company and voluntary contributions ratably vest in 20% installments six to 10 years following grant date. Company contributions and interest on notional earnings on both company and voluntary contributions are forfeitable under certain circumstances.	Through performance year 2016, financial advisor strategic objective awards were partly granted under the PartnerPlus deferred cash plan. In addition to such granted awards (UBS company contributions), participants were allowed to voluntarily contribute additional amounts otherwise payable as production payout up to a certain percentage, which vested upon contribution. Company contributions and voluntary contributions were credited with interest in accordance with the terms of the plan. Rather than being credited with interest, a participant could elect to have voluntary contributions, along with vested company contributions, credited with notional earnings based on the performance of various mutual funds. Company contributions and interest on both company and voluntary contributions ratably vest in 20% installments six to 10 years following grant date. Company contributions and interest on notional earnings on both company and voluntary contributions are forfeitable under certain circumstances.
Equity Ownership Plan
Equity Participation And Other Compensation Plans [Line Items]
Description of share-based compensation plans	The EOP is a mandatory deferred share-based compensation plan for all employees with total annual compensation greater than USD / CHF 300,000. Starting with performance year 2019, GEB members, Group Managing Directors (GMDs) and Vice Chairs receive Long-Term Incentive Plan (LTIP) awards instead of EOP. EOP awards granted to GEB members and GMDs in 2019 and prior years, as well as EOP awards granted to certain other employees, will only vest if both Group and business division performance conditions are met. For awards granted in 2019 and 2020, related to the performance years 2018 and 2019, respectively, the Group performance condition is based on the average reported return on common equity tier 1 capital (RoCET1). For awards granted in 2018 and before, the Group performance condition is based on the average adjusted return on tangible equity (RoTE) excluding deferred tax assets over the performance period. Business division performance is measured on the basis of their average adjusted return on attributed equity (RoAE). For Corporate Center employees, it is measured on the basis of the average operating businesses’ adjusted RoAE. Certain awards, such as replacement awards issued outside the normal performance year cycle, may take the form of deferred cash under the EOP plan rules. Notional shares represent a promise to receive UBS shares at vesting and do not carry voting rights during the vesting period. Awards granted generally carry a dividend equivalent that may be paid in notional shares or cash and that vests on the same terms and conditions as the awards. However, starting with awards granted in 2018 for the performance year 2017, European Banking Authority guidelines do not permit individuals who are deemed to be Material Risk Takers (MRTs) to receive dividend or interest payments on instruments awarded as deferred variable compensation. Where dividend payments are not permitted, the grant price of the EOP award is adjusted for the expected dividend yield over the vesting period to reflect the fair value of the non-dividend-bearing award. Awards are settled by delivering UBS shares at vesting, except in jurisdictions where this is not permitted for legal or tax reasons. EOP awards generally vest in equal installments after two and three years following the granting of such awards. Awards granted to GEB members in 2019 and prior years generally vest after three, four and five years. The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.	The EOP is a mandatory deferred share-based compensation plan for all employees with total annual compensation greater than USD / CHF 300,000. Starting with performance year 2019, GEB members, Group Managing Directors (GMDs) and Vice Chairs receive Long-Term Incentive Plan (LTIP) awards instead of EOP. EOP awards granted to GEB members and GMDs in 2019 and prior years, as well as EOP awards granted to certain other employees, will only vest if both Group and business division performance conditions are met. For awards granted in 2019 and 2020, related to the performance years 2018 and 2019, respectively, the Group performance condition is based on the average reported return on common equity tier 1 capital (RoCET1). For awards granted in 2018 and before, the Group performance condition is based on the average adjusted return on tangible equity (RoTE) excluding deferred tax assets over the performance period. Business division performance is measured on the basis of their average adjusted return on attributed equity (RoAE). For Corporate Center employees, it is measured on the basis of the average operating businesses’ adjusted RoAE. Certain awards, such as replacement awards issued outside the normal performance year cycle, may take the form of deferred cash under the EOP plan rules. Notional shares represent a promise to receive UBS shares at vesting and do not carry voting rights during the vesting period. Awards granted generally carry a dividend equivalent that may be paid in notional shares or cash and that vests on the same terms and conditions as the awards. However, starting with awards granted in 2018 for the performance year 2017, European Banking Authority guidelines do not permit individuals who are deemed to be Material Risk Takers (MRTs) to receive dividend or interest payments on instruments awarded as deferred variable compensation. Where dividend payments are not permitted, the grant price of the EOP award is adjusted for the expected dividend yield over the vesting period to reflect the fair value of the non-dividend-bearing award. Awards are settled by delivering UBS shares at vesting, except in jurisdictions where this is not permitted for legal or tax reasons. EOP awards generally vest in equal installments after two and three years following the granting of such awards. Awards granted to GEB members in 2019 and prior years generally vest after three, four and five years. The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.
Minimum total compensation of employees to whom share awards are granted | SFr	SFr 300,000
Minimum total compensation of employees (in USD) to whom share awards are granted | $		$ 300,000
Description Of Vesting Requirements For Sharebased Payment Arrangement	EOP awards generally vest in equal installments after two and three years following the granting of such awards. Awards granted to GEB members in 2019 and prior years generally vest after three, four and five years.	EOP awards generally vest in equal installments after two and three years following the granting of such awards. Awards granted to GEB members in 2019 and prior years generally vest after three, four and five years.
Long-Term Incentive Plan
Equity Participation And Other Compensation Plans [Line Items]
Description of share-based compensation plans	The LTIP is a mandatory deferred share-based compensation plan for senior leaders of the Group (i.e., GEB members, GMDs and Vice Chairs). LTIP awards are granted for the first time in 2020 as part of the performance award pool for 2019. The final number of notional shares delivered at vesting depends on two equally weighted performance metrics: average reported return on CET1 capital (RoCET1) and relative total shareholder return (rTSR), which measures UBS's total shareholder return against an index consisting of global systemically important banks as determined by the Financial Stability Board. These performance metrics are separately valued as of the date of grant and (re-)assessed over a three-year performance period starting in the year of grant. For both metrics there is a threshold level, which would result in a 33% payout, and a maximum level, which would result in a 100% payout. Any performance between the threshold and the maximum level would result in a linear payout between 33% and 100%. The final number of shares as determined at the end of the three-year performance period will vest in three equal installments in each of the three years following the performance period for GEB members, and cliff-vest in the first year following the performance period for GMDs and Vice Chairs. The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS. In general, the form of the equity awards (notional shares), the entitlement to dividend equivalents and the settlement method is the same as for EOP awards.	The LTIP is a mandatory deferred share-based compensation plan for senior leaders of the Group (i.e., GEB members, GMDs and Vice Chairs). LTIP awards are granted for the first time in 2020 as part of the performance award pool for 2019. The final number of notional shares delivered at vesting depends on two equally weighted performance metrics: average reported return on CET1 capital (RoCET1) and relative total shareholder return (rTSR), which measures UBS's total shareholder return against an index consisting of global systemically important banks as determined by the Financial Stability Board. These performance metrics are separately valued as of the date of grant and (re-)assessed over a three-year performance period starting in the year of grant. For both metrics there is a threshold level, which would result in a 33% payout, and a maximum level, which would result in a 100% payout. Any performance between the threshold and the maximum level would result in a linear payout between 33% and 100%. The final number of shares as determined at the end of the three-year performance period will vest in three equal installments in each of the three years following the performance period for GEB members, and cliff-vest in the first year following the performance period for GMDs and Vice Chairs. The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS. In general, the form of the equity awards (notional shares), the entitlement to dividend equivalents and the settlement method is the same as for EOP awards.
Description Of Vesting Requirements For Sharebased Payment Arrangement	The final number of shares as determined at the end of the three-year performance period will vest in three equal installments in each of the three years following the performance period for GEB members, and cliff-vest in the first year following the performance period for GMDs and Vice Chairs.	The final number of shares as determined at the end of the three-year performance period will vest in three equal installments in each of the three years following the performance period for GEB members, and cliff-vest in the first year following the performance period for GMDs and Vice Chairs.
Role-based allowances
Equity Participation And Other Compensation Plans [Line Items]
Description of other non-share-based compensation plans	Certain employees of legal entities regulated in the EU may receive an RBA in addition to their base salary. This allowance reflects the market value of a specific role and is fixed, non-forfeitable compensation. Unlike salary, an RBA is paid only as long as the employee is in such a role. RBA consist of a cash portion and, where applicable, a blocked UBS share award. Such shares will be unblocked in equal installments after two and three years. The compensation expense is recognized in the year of grant.	Certain employees of legal entities regulated in the EU may receive an RBA in addition to their base salary. This allowance reflects the market value of a specific role and is fixed, non-forfeitable compensation. Unlike salary, an RBA is paid only as long as the employee is in such a role. RBA consist of a cash portion and, where applicable, a blocked UBS share award. Such shares will be unblocked in equal installments after two and three years. The compensation expense is recognized in the year of grant.
Equity Plus Plan
Equity Participation And Other Compensation Plans [Line Items]
Description of share-based compensation plans	Equity Plus is a voluntary share-based compensation plan that provides eligible employees with the opportunity to purchase UBS shares at market value and receive one notional share for every three shares purchased, up to a maximum annual limit. Share purchases may be made annually from the performance award and/or monthly through deductions from salary. If the shares purchased are held until three years from the start of the associated plan year and, in general, if the employee remains employed by UBS, the notional shares vest. Employees are entitled to receive a dividend equivalent which may be paid in notional shares and/or cash.	Equity Plus is a voluntary share-based compensation plan that provides eligible employees with the opportunity to purchase UBS shares at market value and receive one notional share for every three shares purchased, up to a maximum annual limit. Share purchases may be made annually from the performance award and/or monthly through deductions from salary. If the shares purchased are held until three years from the start of the associated plan year and, in general, if the employee remains employed by UBS, the notional shares vest. Employees are entitled to receive a dividend equivalent which may be paid in notional shares and/or cash.
Description Of Vesting Requirements For Sharebased Payment Arrangement	If the shares purchased are held until three years from the start of the associated plan year and, in general, if the employee remains employed by UBS, the notional shares vest.	If the shares purchased are held until three years from the start of the associated plan year and, in general, if the employee remains employed by UBS, the notional shares vest.
KESAP And KESOP
Equity Participation And Other Compensation Plans [Line Items]
Description of share-based compensation plans	Until 2009, certain key and high-potential employees were granted discretionary share-settled stock appreciation rights (SARs) or options on UBS shares with a strike price not less than the market value of a UBS share on the date of grant. SARs gave employees the right to receive a number of UBS shares equal to the increase in market price of the UBS share between the grant date and the exercise date. One option entitled the holder to acquire one registered UBS share at the option’s strike price. SARs and options were settled by delivering UBS shares, except in jurisdictions where this was not permitted for legal reasons. All unexercised options and stock appreciation rights under these awards expired in 2019.	Until 2009, certain key and high-potential employees were granted discretionary share-settled stock appreciation rights (SARs) or options on UBS shares with a strike price not less than the market value of a UBS share on the date of grant. SARs gave employees the right to receive a number of UBS shares equal to the increase in market price of the UBS share between the grant date and the exercise date. One option entitled the holder to acquire one registered UBS share at the option’s strike price. SARs and options were settled by delivering UBS shares, except in jurisdictions where this was not permitted for legal reasons. All unexercised options and stock appreciation rights under these awards expired in 2019.
UBS AG | Deferred Contingent Capital Plan
Equity Participation And Other Compensation Plans [Line Items]
Minimum total compensation of employees to whom deferred cash awards are granted | SFr	SFr 300,000
Minimum total compensation of employees (in USD) to whom deferred cash awards are granted | $		$ 300,000
Minimum CET1 capital ratio to trigger a write-down of awards granted under the DCCP for GEB members	10.00%	10.00%
Minimum CET1 capital ratio to trigger a write-down of awards granted under the DCCP for non-GEB members	7.00%	7.00%
Percentage of awards that GEB members forfeit for each year during the vesting period in which UBS does not achieve an adjusted profit before tax	20.00%	20.00%
Description of vesting requirements for non-share-based compensation plans	DCCP awards vest in full after five years, and up to seven years for UK senior management functions, unless there is a trigger event.	DCCP awards vest in full after five years, and up to seven years for UK senior management functions, unless there is a trigger event.
UBS AG | Asset Management EOP
Equity Participation And Other Compensation Plans [Line Items]
Description of other non-share-based compensation plans	In order to align deferred compensation of certain Asset Management employees with the performance of the investment funds they manage, awards are granted to such employees in the form of cash-settled notional investment funds. The amount delivered depends on the value of the underlying investment funds at the time of vesting. The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.	In order to align deferred compensation of certain Asset Management employees with the performance of the investment funds they manage, awards are granted to such employees in the form of cash-settled notional investment funds. The amount delivered depends on the value of the underlying investment funds at the time of vesting. The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.
UBS AG | Financial advisor variable compensation
Equity Participation And Other Compensation Plans [Line Items]
Description of other non-share-based compensation plans	In line with market practice for US wealth management businesses, the compensation for US financial advisors in Global Wealth Management is comprised of production payout and deferred compensation awards. Production payout is primarily based on compensable revenue and is paid monthly. Financial advisors may also qualify for deferred compensation awards, which generally vest over a six-year period. The awards are based on strategic performance measures, including production, length of service with the firm and net new business. Production payout rates and deferred compensation awards may be reduced for, among other things, errors, negligence or carelessness, or a failure to comply with the firm’s rules, standards, practices and policies or applicable laws and regulations.	In line with market practice for US wealth management businesses, the compensation for US financial advisors in Global Wealth Management is comprised of production payout and deferred compensation awards. Production payout is primarily based on compensable revenue and is paid monthly. Financial advisors may also qualify for deferred compensation awards, which generally vest over a six-year period. The awards are based on strategic performance measures, including production, length of service with the firm and net new business. Production payout rates and deferred compensation awards may be reduced for, among other things, errors, negligence or carelessness, or a failure to comply with the firm’s rules, standards, practices and policies or applicable laws and regulations.
Description of vesting requirements for non-share-based compensation plans	vest over a six-year period	vest over a six-year period
UBS AG | Strategic objective awards
Equity Participation And Other Compensation Plans [Line Items]
Description of other non-share-based compensation plans	Strategic objective awards are deferred compensation awards based on strategic performance measures, including production, length of service with the firm and net new business. These awards are granted in the form of both deferred share-based and deferred cash-based awards, with a vesting period of up to six years.	Strategic objective awards are deferred compensation awards based on strategic performance measures, including production, length of service with the firm and net new business. These awards are granted in the form of both deferred share-based and deferred cash-based awards, with a vesting period of up to six years.
Description of vesting requirements for non-share-based compensation plans	These awards are granted in the form of both deferred share-based and deferred cash-based awards, with a vesting period of up to six years.	These awards are granted in the form of both deferred share-based and deferred cash-based awards, with a vesting period of up to six years.
UBS AG | GrowthPlus
Equity Participation And Other Compensation Plans [Line Items]
Description of other non-share-based compensation plans	GrowthPlus is a compensation plan for selected financial advisors whose revenue production and length of service exceeded defined thresholds from 2010 to 2017. Awards were granted in 2010, 2011, 2015 and 2018. The awards are cash-based and are distributed over seven years, with the exception of 2018 awards, which are distributed over five years.	GrowthPlus is a compensation plan for selected financial advisors whose revenue production and length of service exceeded defined thresholds from 2010 to 2017. Awards were granted in 2010, 2011, 2015 and 2018. The awards are cash-based and are distributed over seven years, with the exception of 2018 awards, which are distributed over five years.
Awards distribution period for non-2018 arrangements	7 years	7 years
Awards distribution period for 2018 arrangements	5 years	5 years
UBS AG | PartnerPlus
Equity Participation And Other Compensation Plans [Line Items]
Description of other non-share-based compensation plans	Through performance year 2016, financial advisor strategic objective awards were partly granted under the PartnerPlus deferred cash plan. In addition to such granted awards (UBS company contributions), participants were allowed to voluntarily contribute additional amounts otherwise payable as production payout up to a certain percentage, which vested upon contribution. Company contributions and voluntary contributions were credited with interest in accordance with the terms of the plan. Rather than being credited with interest, a participant could elect to have voluntary contributions, along with vested company contributions, credited with notional earnings based on the performance of various mutual funds. Company contributions and interest on both company and voluntary contributions ratably vest in 20% installments six to 10 years following grant date. Company contributions and interest on notional earnings on both company and voluntary contributions are forfeitable under certain circumstances.	Through performance year 2016, financial advisor strategic objective awards were partly granted under the PartnerPlus deferred cash plan. In addition to such granted awards (UBS company contributions), participants were allowed to voluntarily contribute additional amounts otherwise payable as production payout up to a certain percentage, which vested upon contribution. Company contributions and voluntary contributions were credited with interest in accordance with the terms of the plan. Rather than being credited with interest, a participant could elect to have voluntary contributions, along with vested company contributions, credited with notional earnings based on the performance of various mutual funds. Company contributions and interest on both company and voluntary contributions ratably vest in 20% installments six to 10 years following grant date. Company contributions and interest on notional earnings on both company and voluntary contributions are forfeitable under certain circumstances.
UBS AG | Equity Ownership Plan
Equity Participation And Other Compensation Plans [Line Items]
Description of share-based compensation plans	The EOP is a mandatory deferred share-based compensation plan for all employees with total annual compensation greater than USD / CHF 300,000. Starting with performance year 2019, GEB members, Group Managing Directors (GMDs) and Vice Chairs receive Long-Term Incentive Plan (LTIP) awards instead of EOP. EOP awards granted to GEB members and GMDs in 2019 and prior years, as well as EOP awards granted to certain other employees, will only vest if both Group and business division performance conditions are met. For awards granted in 2019 and 2020, related to the performance years 2018 and 2019, respectively, the Group performance condition is based on the average reported return on common equity tier 1 capital (RoCET1). For awards granted in 2018 and before, the Group performance condition is based on the average adjusted return on tangible equity (RoTE) excluding deferred tax assets over the performance period. Business division performance is measured on the basis of their average adjusted return on attributed equity (RoAE). For Corporate Center employees, it is measured on the basis of the average operating businesses’ adjusted RoAE. Certain awards, such as replacement awards issued outside the normal performance year cycle, may take the form of deferred cash under the EOP plan rules. Notional shares represent a promise to receive UBS shares at vesting and do not carry voting rights during the vesting period. Awards granted generally carry a dividend equivalent that may be paid in notional shares or cash and that vests on the same terms and conditions as the awards. However, starting with awards granted in 2018 for the performance year 2017, European Banking Authority guidelines do not permit individuals who are deemed to be Material Risk Takers (MRTs) to receive dividend or interest payments on instruments awarded as deferred variable compensation. Where dividend payments are not permitted, the grant price of the EOP award is adjusted for the expected dividend yield over the vesting period to reflect the fair value of the non-dividend-bearing award. Awards are settled by delivering UBS shares at vesting, except in jurisdictions where this is not permitted for legal or tax reasons. EOP awards generally vest in equal installments after two and three years following the granting of such awards. Awards granted to GEB members in 2019 and prior years generally vest after three, four and five years. The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.	The EOP is a mandatory deferred share-based compensation plan for all employees with total annual compensation greater than USD / CHF 300,000. Starting with performance year 2019, GEB members, Group Managing Directors (GMDs) and Vice Chairs receive Long-Term Incentive Plan (LTIP) awards instead of EOP. EOP awards granted to GEB members and GMDs in 2019 and prior years, as well as EOP awards granted to certain other employees, will only vest if both Group and business division performance conditions are met. For awards granted in 2019 and 2020, related to the performance years 2018 and 2019, respectively, the Group performance condition is based on the average reported return on common equity tier 1 capital (RoCET1). For awards granted in 2018 and before, the Group performance condition is based on the average adjusted return on tangible equity (RoTE) excluding deferred tax assets over the performance period. Business division performance is measured on the basis of their average adjusted return on attributed equity (RoAE). For Corporate Center employees, it is measured on the basis of the average operating businesses’ adjusted RoAE. Certain awards, such as replacement awards issued outside the normal performance year cycle, may take the form of deferred cash under the EOP plan rules. Notional shares represent a promise to receive UBS shares at vesting and do not carry voting rights during the vesting period. Awards granted generally carry a dividend equivalent that may be paid in notional shares or cash and that vests on the same terms and conditions as the awards. However, starting with awards granted in 2018 for the performance year 2017, European Banking Authority guidelines do not permit individuals who are deemed to be Material Risk Takers (MRTs) to receive dividend or interest payments on instruments awarded as deferred variable compensation. Where dividend payments are not permitted, the grant price of the EOP award is adjusted for the expected dividend yield over the vesting period to reflect the fair value of the non-dividend-bearing award. Awards are settled by delivering UBS shares at vesting, except in jurisdictions where this is not permitted for legal or tax reasons. EOP awards generally vest in equal installments after two and three years following the granting of such awards. Awards granted to GEB members in 2019 and prior years generally vest after three, four and five years. The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.
Minimum total compensation of employees to whom share awards are granted | SFr	SFr 300,000
Minimum total compensation of employees (in USD) to whom share awards are granted | $		$ 300,000
Description Of Vesting Requirements For Sharebased Payment Arrangement	EOP awards generally vest in equal installments after two and three years following the granting of such awards. Awards granted to GEB members in 2019 and prior years generally vest after three, four and five years.	EOP awards generally vest in equal installments after two and three years following the granting of such awards. Awards granted to GEB members in 2019 and prior years generally vest after three, four and five years.
UBS AG | Long-Term Incentive Plan
Equity Participation And Other Compensation Plans [Line Items]
Description of share-based compensation plans	The LTIP is a mandatory deferred share-based compensation plan for senior leaders of the Group (i.e., GEB members, GMDs and Vice Chairs). LTIP awards are granted for the first time in 2020 as part of the performance award pool for 2019. The final number of notional shares delivered at vesting depends on two equally weighted performance metrics: average reported return on CET1 capital (RoCET1) and relative total shareholder return (rTSR), which measures UBS's total shareholder return against an index consisting of global systemically important banks as determined by the Financial Stability Board. These performance metrics are separately valued as of the date of grant and (re-)assessed over a three-year performance period starting in the year of grant. For both metrics there is a threshold level, which would result in a 33% payout, and a maximum level, which would result in a 100% payout. Any performance between the threshold and the maximum level would result in a linear payout between 33% and 100%. The final number of shares as determined at the end of the three-year performance period will vest in three equal installments in each of the three years following the performance period for GEB members, and cliff-vest in the first year following the performance period for GMDs and Vice Chairs. The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS. In general, the form of the equity awards (notional shares), the entitlement to dividend equivalents and the settlement method is the same as for EOP awards.	The LTIP is a mandatory deferred share-based compensation plan for senior leaders of the Group (i.e., GEB members, GMDs and Vice Chairs). LTIP awards are granted for the first time in 2020 as part of the performance award pool for 2019. The final number of notional shares delivered at vesting depends on two equally weighted performance metrics: average reported return on CET1 capital (RoCET1) and relative total shareholder return (rTSR), which measures UBS's total shareholder return against an index consisting of global systemically important banks as determined by the Financial Stability Board. These performance metrics are separately valued as of the date of grant and (re-)assessed over a three-year performance period starting in the year of grant. For both metrics there is a threshold level, which would result in a 33% payout, and a maximum level, which would result in a 100% payout. Any performance between the threshold and the maximum level would result in a linear payout between 33% and 100%. The final number of shares as determined at the end of the three-year performance period will vest in three equal installments in each of the three years following the performance period for GEB members, and cliff-vest in the first year following the performance period for GMDs and Vice Chairs. The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS. In general, the form of the equity awards (notional shares), the entitlement to dividend equivalents and the settlement method is the same as for EOP awards.
Description Of Vesting Requirements For Sharebased Payment Arrangement	The final number of shares as determined at the end of the three-year performance period will vest in three equal installments in each of the three years following the performance period for GEB members, and cliff-vest in the first year following the performance period for GMDs and Vice Chairs.	The final number of shares as determined at the end of the three-year performance period will vest in three equal installments in each of the three years following the performance period for GEB members, and cliff-vest in the first year following the performance period for GMDs and Vice Chairs.
UBS AG | Role-based allowances
Equity Participation And Other Compensation Plans [Line Items]
Description of other non-share-based compensation plans	Certain employees of legal entities regulated in the EU may receive an RBA in addition to their base salary. This allowance reflects the market value of a specific role and is fixed, non-forfeitable compensation. Unlike salary, an RBA is paid only as long as the employee is in such a role. RBA consist of a cash portion and, where applicable, a blocked UBS share award. Such shares will be unblocked in equal installments after two and three years. The compensation expense is recognized in the year of grant.	Certain employees of legal entities regulated in the EU may receive an RBA in addition to their base salary. This allowance reflects the market value of a specific role and is fixed, non-forfeitable compensation. Unlike salary, an RBA is paid only as long as the employee is in such a role. RBA consist of a cash portion and, where applicable, a blocked UBS share award. Such shares will be unblocked in equal installments after two and three years. The compensation expense is recognized in the year of grant.
UBS AG | Equity Plus Plan
Equity Participation And Other Compensation Plans [Line Items]
Description of share-based compensation plans	Equity Plus is a voluntary share-based compensation plan that provides eligible employees with the opportunity to purchase UBS shares at market value and receive one notional share for every three shares purchased, up to a maximum annual limit. Share purchases may be made annually from the performance award and/or monthly through deductions from salary. If the shares purchased are held until three years from the start of the associated plan year and, in general, if the employee remains employed by UBS, the notional shares vest. Employees are entitled to receive a dividend equivalent which may be paid in notional shares and/or cash.	Equity Plus is a voluntary share-based compensation plan that provides eligible employees with the opportunity to purchase UBS shares at market value and receive one notional share for every three shares purchased, up to a maximum annual limit. Share purchases may be made annually from the performance award and/or monthly through deductions from salary. If the shares purchased are held until three years from the start of the associated plan year and, in general, if the employee remains employed by UBS, the notional shares vest. Employees are entitled to receive a dividend equivalent which may be paid in notional shares and/or cash.
Description Of Vesting Requirements For Sharebased Payment Arrangement	If the shares purchased are held until three years from the start of the associated plan year and, in general, if the employee remains employed by UBS, the notional shares vest.	If the shares purchased are held until three years from the start of the associated plan year and, in general, if the employee remains employed by UBS, the notional shares vest.
UBS AG | KESAP And KESOP
Equity Participation And Other Compensation Plans [Line Items]
Description of share-based compensation plans	Until 2009, certain key and high-potential employees were granted discretionary share-settled stock appreciation rights (SARs) or options on UBS shares with a strike price not less than the market value of a UBS share on the date of grant. SARs gave employees the right to receive a number of UBS shares equal to the increase in market price of the UBS share between the grant date and the exercise date. One option entitled the holder to acquire one registered UBS share at the option’s strike price. SARs and options were settled by delivering UBS shares, except in jurisdictions where this was not permitted for legal reasons. All unexercised options and stock appreciation rights under these awards expired in 2019.	Until 2009, certain key and high-potential employees were granted discretionary share-settled stock appreciation rights (SARs) or options on UBS shares with a strike price not less than the market value of a UBS share on the date of grant. SARs gave employees the right to receive a number of UBS shares equal to the increase in market price of the UBS share between the grant date and the exercise date. One option entitled the holder to acquire one registered UBS share at the option’s strike price. SARs and options were settled by delivering UBS shares, except in jurisdictions where this was not permitted for legal reasons. All unexercised options and stock appreciation rights under these awards expired in 2019.